Post-Employment and Other Non-current Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Summary of Long-term Assumptions	In Mexico, actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2021	2020	2019
Financial:
Discount rate used to calculate the defined benefit obligation and the net interest on de net defined benefit liability (asset)	8.0%	7.2%	7.5%
Salary increase: (Non-Union/Union)	4.5%	4.5%	4.5%
Future pension increase	3.5%	3.5%	3.5%
Biometric:
Mortality	EMSSA 2009 (1)	EMSSA 2009 (1)	EMSSA 2009 (1)
Disability	IMSS 97 (2)	IMSS-97 (2)	IMSS-97 (2)
Normal retirement age	60 years	60 years	60 years
Rest of employee turnover	BMAR2007 (3)	BMAR2007 (3)	BMAR2007 (3)
(1)     EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2)      IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3) BMAR. Actuary experience
Summary of Defined Benefit Plan Expected Future Benefit Payments
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2022	Ps. 386	Ps. 43
2023	169	42
2024	205	45
2025	229	46
2026	284	50
2027 to 2031	1,777	272

Balances of Liabilities for Post-employment and Other Non-current Employee Benefits	Balances of the liabilities for post-employment and other non-current employee benefits

	2021	2020
Pension and Retirement Plans:
Vested benefit obligation	Ps. 952	Ps. 996
Non-vested benefit obligation	1,876	1,644
Accumulated benefit obligation	2,828	2,640
Excess of projected defined benefit obligation over accumulated benefit obligation	1,687	1,671
Defined benefit obligation	4,515	4,311
Pension plan funds at fair value	(1,234)	(1,201)
Net defined benefit liability	Ps. 3,281	Ps. 3,110

Seniority Premiums:
Vested benefit obligation	Ps. 289	Ps. 307
Non-vested benefit obligation	232	224
Accumulated benefit obligation	521	531
Excess of projected defined benefit obligation over accumulated benefit obligation	457	334
Defined benefit obligation	978	865
Seniority premium plan funds at fair value	(133)	(137)
Net defined benefit liability	Ps. 845	Ps. 728
Total post-employment and other non-current employee benefits	Ps. 4,126	Ps. 3,838

Summary of Trust Assets
Trust assets consist of fixed and variable return financial instruments recorded at market value, which are invested as follows:

Type of instrument	2021	2020
Fixed return:
Traded securities	22%	18%
Life annuities	16%	18%
Bank instruments	5%	17%
Federal government instruments	37%	27%
Variable return:
Publicly traded shares	20%	20%
	100%	100%

Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund
In Mexico, the amounts and types of securities that the Company invests in related parties included in portfolio fund are mainly as follows:

	2021	2020
Mexico
Portfolio:
Debt:
Grupo Industrial Bimbo, S.A.B. de C. V.	$25	$28
Grupo Financiero Banorte, S.A.B. de C.V.	9	9
El Puerto de Liverpool, S.A.B. de C.V.	9	—

Capital:
Fomento Económico Mexicano, S.A.B. de C.V.	3	3
El Puerto de Liverpool, S.A.B. de C.V.	—	—
Alfa, S.A.B. de C.V.	—	—

Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income	Amounts recognized in the consolidated income statements and the consolidated statements of equity

	Income statement				Accumulated OCI
2021	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 244	Ps. —	Ps. —	Ps. 197	Ps. 1,038
Seniority premiums	84	—	—	51	202
Total	Ps. 328	Ps. —	Ps. —	Ps. 248	Ps. 1,240
	Income statement				Accumulated OCI
2020	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 229	Ps. 71	Ps. —	Ps. 188	Ps. 934
Seniority premiums	68	—	—	43	239
Total	Ps. 297	Ps. 71	Ps. —	Ps. 231	Ps. 1,173
	Income statement				Accumulated OCI
2019	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 170	Ps. (44)	Ps. 2	Ps. 176	Ps. 790
Seniority premiums	35	76	—	24	65
Total	Ps. 205	Ps. 32	Ps. 2	Ps. 200	Ps. 855

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income
Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2021	2020	2019
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps. 1,173	Ps. 855	Ps. 344
Recognized during the year (obligation liability and plan assets)	680	213	98
Actuarial gains and losses arising from changes in financial assumptions	(550)	(76)	456
Actuarial gains and losses arising from changes in demographic assumptions	—	184	—
Foreign exchange rate valuation (gain)	9	(3)	(43)
Adjustment from employees transferred	(72)	—	—
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps. 1,240	Ps. 1,173	Ps. 855

Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment	Changes in the balance of the defined benefit obligation for post-employment and other non-current employee benefits

	2021	2020	2019
Pension and Retirement Plans:
Initial balance	Ps. 4,311	Ps. 3,912	Ps. 3,388
Current service cost	244	229	170
Effect on curtailment	—	—	2
Interest expense	291	269	275
Actuarial gains or losses	5	257	585
Foreign exchange loss	18	28	(69)
Benefits paid	(364)	(455)	(395)
Past service cost	—	71	(44)
	Ps. 4,515	Ps. 4,311	Ps. 3,912
Seniority Premiums:
Initial balance	Ps. 865	Ps. 630	Ps. 411
Current service cost	84	68	35
Interest expense	62	53	37
Actuarial gains or losses	74	187	155
Benefits paid	(107)	(73)	(84)
Past service cost	—	—	76
	Ps. 978	Ps. 865	Ps. 630

Summary of Changes in the Balance of Plan Assets	Changes in the balance of trust assets

	2021	2020	2019
Pension and retirement plans:
Balance at beginning of year	Ps. 1,201	Ps. 1,122	Ps. 1,031
Actual return on trust assets	33	75	81
Foreign exchange gain	—	4	2
Life annuities	—	—	8
Balance at end of year	Ps. 1,234	Ps. 1,201	Ps. 1,122

Seniority premiums
Balance at beginning of year	Ps. 137	Ps. 127	Ps. 111
Actual return on trust assets	(4)	10	16
Balance at end of year	Ps. 133	Ps. 137	Ps. 127

Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability
The following table presents the impact in absolute terms of a variation of 1.0% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1.0% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projections of long-term Mexican government bonds - CETES:

-1.0%:			Income Statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 255	Ps. —	Ps. —	Ps. 226	Ps. 1,463
Seniority premiums	Ps. 90	Ps. —	Ps. —	Ps. 58	Ps. 173
Total	Ps. 345	Ps. —	Ps. —	Ps. 284	Ps. 1,636
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 211	Ps. —	Ps. —	Ps. 172	Ps. 1,288
Seniority premiums	Ps. 75	Ps. —	Ps. —	Ps. 45	Ps. 145
Total	Ps. 286	Ps. —	Ps. —	Ps. 217	Ps. 1,433

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements
For the years ended December 31, 2021, 2020 and 2019, employee benefits expenses recognized in the consolidated income statements are as follows:

	2021	2020	2019
Included in cost of goods sold:
Wages and salaries	Ps. 4,301	Ps. 3,955	Ps. 4,052
Social security costs	1,359	1,251	1,277
Employee profit sharing	57	89	79
Pension and seniority premium costs (Note 15.4)	52	69	34
Share-based payment expense (Note 16.2)	19	4	1
Included in selling and distribution expenses:
Wages and salaries	16,627	15,620	16,068
Social security costs	4,787	4,587	4,717
Employee profit sharing	959	551	539
Pension and seniority premium costs (Note 15.4)	235	261	185
Share-based payment expense (Note 16.2)	32	20	2
Included in administrative expenses:
Wages and salaries	2,788	2,448	2,742
Social security costs	581	541	625
Employee profit sharing	52	33	35
Pension and seniority premium costs (Note 15.4)	41	38	20
Share-based payment expense (Note 16.2)	225	166	185
Total employee benefits expense	Ps. 32,115	Ps. 29,633	Ps. 30,561